Financial Risk Management - Debt-equity Ratio (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Total Liabilities	₩ 20,019,861	₩ 15,399,474	₩ 16,019,184
Total equity	₩ 22,349,250	₩ 18,029,195	₩ 19,920,466	₩ 16,116,430	₩ 15,374,096
Debt-equity ratios	89.58%	85.41%